SHAREHOLDERS’ DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SHAREHOLDERS’ DEFICIT

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At March 31, 2024 and December 31, 2023, there were no preference shares issued or outstanding.

Class A ordinary shares—The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of March 31, 2024 and December 31, 2023, there were 7,187,500 Class A ordinary shares issued and outstanding (excluding 1,803,729 Class A ordinary shares subject to possible redemption).

Class B ordinary shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of March 31, 2024 and December 31, 2023, there were 0 Class B ordinary shares outstanding.

If there are any Class B ordinary shares outstanding at the time of the initial Business Combination, such shares will automatically convert into Class A ordinary shares on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsors or their affiliates upon conversion of loans made to us).

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At December 31, 2023 and 2022, there were no preference shares issued or outstanding.

Class A ordinary shares—The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2023 and 2022, there were 7,187,500 and no Class A ordinary shares, respectively, issued and outstanding (excluding 1,803,729 and 28,750,000 Class A ordinary shares subject to possible redemption, respectively).

Class B ordinary shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to one vote for each Class B ordinary share. As of December 31, 2023 and 2022, there were 0 and 7,187,500 Class B ordinary shares outstanding, none of which were subject to forfeiture at the time.

If there are any Class B ordinary shares outstanding at the time of the initial Business Combination, such shares will automatically convert into Class A ordinary shares on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsors or their affiliates upon conversion of loans made to us).

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SHAREHOLDERS’ DEFICIT

6. STOCKHOLDERS’/MEMBERS’ DEFICIT

Stockholders’ Deficit

As of March 31, 2024, the total number of shares of stock of all classes of capital stock that the Corporation authorized is 160,000,000 shares, consisting of (i) 100,000,000 shares of Common Stock, par value $0.001 (“Common Stock”), (ii) 20,000,000 shares of Series A Preferred Stock, par value $0.001 (“Series A Preferred Stock”), (iii) 20,000,000 shares of Series B Preferred Stock, par value $0.001 (together with the Series A Preferred Stock, the “Preferred Stock”); and (iv) 20,000,000 shares of Restricted Stock, par value $0.001 (“Restricted Stock”).

As of March 31, 2024, there were (i) 1,931,287 shares of Series A Preferred Stock issued and outstanding held of record by 33 stockholders, and (ii) 10,935,077 shares of Series B Preferred Stock issued and outstanding held of record by three stockholders.

As a result of the Conversion, the holders of the common and preferred stock have the following rights and preferences:

Voting Rights

The holders of the preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and are entitled to the number of votes equal to the number of whole shares of common stock into which such holders of preferred stock could convert on the record date for determination of stockholders entitled to vote. Except for the actions requiring the approval or consent of the holders of preferred stock, the holders of preferred stock shall vote together with the holders of common stock and vote as a single class.

Dividends

The holders of the preferred stock are entitled to receive dividends when, as and if declared by the Board. The Company may not pay any dividends on shares of common stock of the Company unless the holders of preferred stock also receive a corresponding dividend.

Conversion

The Preferred Stock is convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, at the applicable conversion ratio then in effect for each series of preferred stock, initially set to be one-for-one, and subject to adjustment in accordance with specified anti-dilution provisions. In addition, each share of preferred stock will be automatically converted into common stock at the applicable conversion ratio then in effect for each series of preferred stock upon the earlier of an initial public offering or qualified equity financing.

Cumulative Dividend on Convertible Preferred Shares

Under the Company’s previous LLC structure, preferred shareholders were entitled to cumulative dividends at a per annum rate of eight percent (8.00%) of the stated value. Prior to the organizational restructuring, cumulative dividends were recorded as payables as if and declared by the Board out of amounts legally available therefore or upon a liquidation or redemption.

As a result of the Company’s corporate conversion, accumulated preferred dividends ceased accruing and all amounts were subsequently reclassified to additional paid in capital in the accompanying statements of shareholders’ equity (deficit).

Members’ Deficit

In connection with the Conversion, each Convertible Preferred Unit was converted into one share of Series A Preferred Stock, each Common Unit was converted into one share of Series B Preferred Stock and each Restricted Equity Unit was converted into one share of undesignated Preferred Stock in the Corporation.

6. STOCKHOLDERS’/MEMBERS’ DEFICIT

As discussed in Note 1, “Description of Business” the Company converted to a Delaware Corporation in 2023, which created new elements of the capital structure on December 31, 2023 and modified existing elements of the capital structure in place on December 31, 2022.

Stockholders’ Deficit

As of December 31, 2023, the total number of shares of stock of all classes of capital stock that the Corporation authorized is 160,000,000 shares, consisting of (i) 100,000,000 shares of Common Stock, par value $0.001 (“Common Stock”), (ii) 20,000,000 shares of Series A Preferred Stock, par value $0.001 (“Series A Preferred Stock”), (iii) 20,000,000 shares of Series B Preferred Stock, par value $0.001 (together with the Series A Preferred Stock, the “Preferred Stock”); and (iv) 20,000,000 shares of Restricted Stock, par value $0.001 (“Restricted Stock”).

As of December 31, 2023, there were (i) 1,931,287 shares of Series A Preferred Stock issued and outstanding held of record by 33 stockholders, and (ii) 11,068,637 shares of Series B Preferred Stock issued and outstanding held of record by three stockholders.

As a result of the Conversion, the holders of the common and preferred stock have the following rights and preferences:

Voting Rights

The holders of the preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and are entitled to the number of votes equal to the number of whole shares of common stock into which such holders of preferred stock could convert on the record date for determination of stockholders entitled to vote. Except for the actions requiring the approval or consent of the holders of preferred stock, the holders of preferred stock shall vote together with the holders of common stock and vote as a single class.

Dividends

The holders of the preferred stock are entitled to receive dividends when, as and if declared by the Board. The Company may not pay any dividends on shares of common stock of the Company unless the holders of preferred stock also receive a corresponding dividend.

Conversion

The Preferred Stock is convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, at the applicable conversion ratio then in effect for each series of preferred stock, initially set to be one-for-one, and subject to adjustment in accordance with specified anti-dilution provisions. In addition, each share of preferred stock will be automatically converted into common stock at the applicable conversion ratio then in effect for each series of preferred stock upon the earlier of an initial public offering or qualified equity financing.

6. STOCKHOLDERS’/MEMBERS’ DEFICIT (cont.)

Cumulative Dividend on Convertible Preferred Shares

Under the Company’s previous LLC structure, preferred shareholders were entitled to cumulative dividends at a per annum rate of eight percent (8.00%) of the stated value. Prior to the organizational restructuring, cumulative dividends were recorded as payables as if and declared by the Board out of amounts legally available therefore or upon a liquidation or redemption.

As a result of the Company’s corporate conversion, accumulated preferred dividends ceased accruing and all amounts were subsequently reclassified to additional paid in capital in the accompanying statements of shareholders’ equity (deficit).

Members’ Deficit

In connection with the Conversion, each Convertible Preferred Unit was converted into one share of Series A Preferred Stock, each Common Unit was converted into one share of Series B Preferred Stock and each Restricted Equity Unit was converted into one share of undesignated Preferred Stock in the Corporation.